Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,276,722.72
Total Fee Amount	17,300.71
Total Offset Amount	0.00
Net Fee	$ 17,300.71
Offering Table N/A
Offset Table N/A	N/A